Restricted Deposit	6 Months Ended
Jun. 30, 2022
Disclosure of Restricted Deposit [Abstract]
RESTRICTED DEPOSIT
6.	RESTRICTED DEPOSIT
As at June 30, 2022, restricted deposits consisted of $8,922 (2021 - $9,068) held in a guaranteed investment certificate as collateral for a corporate credit card.